Summary of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Customer amounts on deposit	$ 8,481	$ 7,492
Liability for uncertain tax positions	9,966	11,050
Other miscellaneous liabilities	5,270	3,984
Other long-term liabilities	$ 23,717	$ 22,526